Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss (Parentheticals) - $ / shares		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Diluted	[1]	$ (0.89)	$ (1.98)
Diluted		1,980,944	1,851,593

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.